INCOME TAXES (Details) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2019	Dec. 31, 2018
Loss before income taxes	$ (3,458,856)	$ (2,171,527)	$ (7,286,403)	$ (4,420,565)	$ (10,437,427)	$ (9,997,371)
United States [Member]
Loss before income taxes					(8,548,570)	(8,775,452)
Outside United States [Member]
Loss before income taxes					$ (1,888,857)	$ (1,221,919)